Annual Fund Operating Expenses	Jun. 25, 2025
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Lazard Enhanced Opportunities Portfolio | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Dividend Expenses on Securities Sold Short	0.01%	[1],[2]
Borrowing Expenses on Securities Sold Short	0.03%	[2],[3]
Remainder of Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.65%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	1.25%	[2],[5]
Lazard Enhanced Opportunities Portfolio | Open Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Dividend Expenses on Securities Sold Short	0.01%	[1],[2]
Borrowing Expenses on Securities Sold Short	0.03%	[2],[3]
Remainder of Other Expenses	1.38%
Other Expenses (as a percentage of Assets):	1.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.63%
Fee Waiver or Reimbursement	(1.13%)	[4]
Net Expenses (as a percentage of Assets)	1.50%	[2],[5]
Lazard Enhanced Opportunities Portfolio | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Dividend Expenses on Securities Sold Short	0.01%	[1],[2],[6]
Borrowing Expenses on Securities Sold Short	0.03%	[2],[3],[6]
Remainder of Other Expenses	0.61%	[6]
Other Expenses (as a percentage of Assets):	0.65%	[6]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.41%)	[4]
Net Expenses (as a percentage of Assets)	1.20%	[2],[5]
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.80%	[9]
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	1.05%	[9]
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.14%)	[8]
Net Expenses (as a percentage of Assets)	0.75%	[9]

[1]	Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[2]	Restated to reflect current expenses.
[3]	Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[4]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[5]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.
[6]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
[7]	Restated to reflect current management fees.
[8]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[9]	Restated to reflect current expenses.